Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease, Average monthly fee payments		$ 42,000	$ 42,000	$ 42,000
Lease Expiration Date	Jun. 30, 2024		Jun. 30, 2024
Lease, Option to Extend	60		60 months
Kensington Capital Acquisition Corp I V [Member]
Underwriting discount paid per unit	$ 0.2	$ 0.2
Underwriting expense paid	$ 4,600,000	$ 4,000,000
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting commissions noncurrent	$ 8,050,000	$ 7,000,000	$ 7,000,000
Letter of Credit [Member]
Line of Credit Facility, Expiration Date	Feb. 01, 2023
Line of Credit Facility, Expiration Period	12 months
Underwriters [Member] | Over-Allotment Option [Member] | Kensington Capital Acquisition Corp I V [Member]
Underwriting expense paid		4,600,000
Deferred underwriting commissions noncurrent		$ 8,100,000	$ 8,100,000